Results from discontinued operations	12 Months Ended
Jun. 30, 2022
32. Results from discontinued operations

32. Results from discontinued operations

The results of discontinued operations include the operations of IDBD / DIC which were deconsolidated in previous years (see Note 4.G to the Consolidated Financial Statements as of June 30, 2021) and the results of the comparative fiscal years have been reclassified.

	June 30, 2022	June 30, 2021	June 30, 2020
Revenues	-	62,057	255,065
Costs	-	(50,353)	(182,872)
Gross profit	-	11,704	72,193
Net loss from fair value adjustment of investment properties	-	(45)	(7,363)
General and administrative expenses	-	(7,143)	(24,309)
Selling expenses	-	(6,805)	(33,302)
Impairment of associates and joint ventures	-	-	(6,084)
Other operating results, net	-	2,322	879
Profit from operations	-	33	2,014
Share of profit of associates and joint ventures	-	1,178	3,567
Profit before financial results and income tax	-	1,211	5,581
Finance income	-	862	3,316
Finance cost	-	(11,316)	(41,940)
Other financial results	-	749	(19,789)
Financial results, net	-	(9,705)	(58,413)
Loss before income tax	-	(8,494)	(52,832)
Income tax	-	454	(413)
Loss from operations that are discontinued	-	(8,040)	(53,245)
(Loss) / gain for loss of control	-	(6,593)	45,133
Loss from discontinued operations	-	(14,633)	(8,112)

(Loss) / profit for the year from discontinued operations attributable to:
Equity holders of the parent	-	(11,562)	(13,984)
Non-controlling interest	-	(3,071)	5,872
Loss per share from discontinued operations attributable to equity holders of the parent:
Basic	-	(19.65)	(24.30)
Diluted	-	(19.65)	(24.30)